Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,338,375	$ 985,418
Trade accounts receivable, net	1,024,974	715,097
Other receivables	2,836,563	1,570,506
Inventories	1,805,700	1,889,164
Restricted cash	432,468	610,376
Vessel held for sale	7,050,208
Prepaid expenses	432,555	526,531
Total current assets	14,920,843	6,297,092
Long-term assets:
Vessels, net	105,873,785	116,230,333
Restricted cash	2,134,267	4,334,267
Total assets	122,928,895	126,861,692
Current liabilities
Long-term bank loans, current portion	13,204,586	12,295,320
Related party loan, current	4,375,000	5,000,000
Trade accounts payable	2,707,519	3,899,967
Accrued expenses	1,584,461	1,725,321
Accrued preferred dividends		161,315
Deferred revenues	652,445	973,774
Liability associated with vessel held for sale	540,783
Derivatives	104,033
Due to related company	1,531,239	795,562
Total current liabilities	24,700,066	24,851,259
Long-term liabilities
Long-term bank loans, net of current portion	66,105,386	72,187,785
Derivatives	364,113
Fair value of below market time charters acquired	553,531	1,714,370
Total long-term liabilities	67,023,030	73,902,155
Total liabilities	91,723,096	98,753,414
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 8,000 and 8,180, respectively, issued and outstanding)	7,834,084	7,654,577
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 5,600,259 issued and outstanding)	168,008	168,008
Additional paid-in capital	253,977,376	253,967,708
Accumulated deficit	(230,773,669)	(233,682,015)
Total shareholders’ equity	23,371,715	20,453,701
Total liabilities, mezzanine equity and shareholders’ equity	$ 122,928,895	$ 126,861,692